Revenue and expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

6. Revenue and expenses

(a) Revenue

Hudbay's revenue by significant product types:

	Year ended December 31,
	2025	2024
Copper	$1,161.5	$1,154.8
Gold	794.4	673.6
Zinc	43.5	71.1
Silver	53.6	51.5
Molybdenum	63.9	60.1
Other	-	1.7
Revenue from contracts	2,116.9	2,012.8
Non-cash streaming arrangement items: [1]
Amortization of deferred revenue - gold	31.3	40.7
Amortization of deferred revenue - silver	33.8	33.6
Amortization of deferred revenue - variable consideration adjustments - prior periods	9.9	(3.8)
	75.0	70.5
Pricing and volume adjustments [2]	47.5	35.2
	2,239.4	2,118.5
Treatment and refining charges	(28.4)	(97.3)
	$2,211.0	$2,021.2
[1] See note 20.
[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value of quotational pricing hedge derivative contracts and adjustments to originally invoiced weights and assays.

Consideration from the Company's stream agreements is considered variable (note 20). Gold and silver stream revenue can be subject to cumulative adjustments when the amount of precious metals to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2025, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a variable consideration adjustment was made for all prior year stream revenues since the stream agreement inception date. This variable consideration adjustment for the year ended December 31, 2025 resulted in an increase in revenue of $9.9 million (year ended December 31, 2024 - decrease in revenue of $3.8 million).

(b) Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated statements of income as follows:

	Year ended December 31,
	2025	2024
Cost of sales	$439.7	$426.6
Selling and administrative expenses	1.5	1.4
	$441.2	$428.0

(c) Share-based compensation expense

Share-based compensation expenses are reflected in the consolidated statements of income as follows:

	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2025
Cost of sales	$5.9	$-	$-	$-	$5.9
Selling and administrative	12.9	13.9	24.6	2.5	53.9
Other expenses	1.5	-	-	-	1.5
	$20.3	$13.9	$24.6	$2.5	$61.3
Year ended December 31, 2024
Cost of sales	$2.0	$-	$-	$-	$2.0
Selling and administrative	4.0	6.3	4.2	$2.1	16.6
Other expenses	0.7	-	-	-	0.7
	$6.7	$6.3	$4.2	$2.1	$19.3

During the year ended December 31, 2025, the Company granted 828,720 stock options (year ended December 31, 2024 - 902,874). For further details on stock options, see note 26b.

The increase in share-based compensation expense during the year ended December 31, 2025 compared with the same periods last year primarily relates to the change in the Company's share price, in addition to anticipated adjustments to the performance based multiplier on performance share units.

(d) Employee benefits expense

This table presents employee benefit expense recognized in the consolidated statements of income, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2025	2024
Current employee benefits	$239.4	$239.2
Profit-sharing plan expense	82.1	51.1
Share-based compensation (notes 6c, 22, 26)
Equity settled stock options	2.5	2.1
Cash-settled restricted share units	20.3	6.7
Cash-settled deferred share units	13.9	6.3
Cash-settled performance share units	24.6	4.2
Employee share purchase plan	2.1	1.8
Post-employee pension benefits
Defined benefit plans	4.7	4.4
Defined contribution plans	2.5	2.1
Past service cost (note 22, 23)	-	4.3
Other post-retirement employee benefits	6.0	7.5
Termination benefits	0.7	1.7
	$398.8	$331.4

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Company has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Company makes a matching contribution of 75% of the participant's contribution.

In addition, the Company recognized a past service cost provision adjustment related to pensions and post-employment plans for certain Manitoba employees of $nil during the year ended December 31, 2025 (year ended December 31, 2024 - $4.3 million).

See note 22 for a description of Hudbay's pension plans and note 23 for Hudbay's other employee benefit plans.

(e) Other operating expenses

	Year ended December 31,
	2025	2024
Regional costs	$7.7	$5.4
Write-down/loss on disposal of PP&E	3.5	27.4
Amortization of community costs (other assets)	7.1	8.5
Restructuring	0.1	1.2
Wildfire evacuation costs	4.4	-
Care & maintenance - Manitoba	13.2	14.6
Evaluation costs	3.5	1.2
Insurance recovery	(25.0)	-
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(5.5)	(2.0)
Option agreement proceeds (Marubeni)	(4.5)	(0.4)
Other	3.3	1.5
	$7.8	$57.4

During the year ended December 31, 2025, the Manitoba business unit incurred costs related to emergency and evacuation activities of $4.4 million as a result of regional wildfires in Snow Lake, Flin Flon and surrounding areas.

During the year ended December 31, 2025, a recovery of $25.0 million was recorded to reflect the business interruption insurance proceeds related to the wildfire evacuation and temporary suspension of operations at Manitoba. As of December 31, 2025, all of the proceeds related to this gain have been received.

The Flin Flon concentrator and tailings impoundment is on care and maintenance to provide optionality should another mineral discovery occur in the Flin Flon area. During the year ended December 31, 2025, care & maintenance costs were $13.2 million (year ended December 31, 2024 - $14.6 million).

The Arizona business unit held an option to acquire water rights and land, which expired during the first quarter of 2024 without being extended or exercised. The previously capitalized cost to maintain the option, net of accrued interest, of $8.1 million is presented as part of write-down of PP&E in 2024.

During the year ended December 31, 2024, the British Columbia business unit has recognized an impairment loss on a ball mill that is no longer being used in its operation. As a result, the carrying value of the asset has been written down to its recoverable amount, and $7.2 million is presented as part of write-down of PP&E. Furthermore, the British Columbia business unit recognized a loss of $7.8 million resulting from the replacement of components of mobile equipment and disposal of other mill equipment during the year ended December 31, 2024.

(f) Impairment reversal

As at December 31, 2025
Pre-tax impairment reversal to:
Property, plant & equipment (note 14)	$(322.3)
Tax impact	79.6
After-tax impairment reversal	$(242.7)

On August 12, 2025, the Company entered into an agreement with Mitsubishi Corporation ("Mitsubishi"), pursuant to which Mitsubishi agreed to acquire a 30% interest in Copper World, a wholly-owned subsidiary of Hudbay which owns the fully-permitted Copper World Project in Arizona. Mitsubishi will contribute $420 million of proceeds on closing as well as an additional $180 million within 18 months of closing to complete its 30% minority investment (the "Copper World Transaction") and will also fund its pro-rata 30% share of future equity capital contributions. The Copper World Transaction closed in January 2026 (note 35). Based on the Copper World Transaction, a market participant would value the Arizona CGU at $2,000.0 million.

The Copper World Transaction has been determined to be an indicator of impairment reversal for the Arizona cash generating unit ("CGU"). As a result, an assessment of the recoverable amount of the Arizona CGU was performed. The recoverable amount of the Arizona CGU exceeded the carrying amount of $784.4 million.

Based on this market evidence and updated assumptions, the Company recognized a $322.3 million pre-tax impairment reversal in the consolidated statements of income during the year ended December 31, 2025. The reversal is limited to the amount of the previous impairment and does not increase the carrying amount above the level that would have been determined had no impairment been recognized previously.

(g) Consideration received from sale of non-core project

As part of a contingent consideration deed dated December 12, 2022, Harmony Gold (Australia) PTY Limited agreed to pay the Company a contingent amount upon the discovery of a new resource beyond certain parameters at the Eva project, which was previously sold by Copper Mountain prior to Hudbay's acquisition of Copper Mountain in June 2023. During the year ended 2025, a new discovery was made at the Eva project. As a result, the Company recognized the contingent payment received of $14.9 million as other income on the consolidated statements of income.

(h) Net finance expense

	Year ended December 31,
	2025	2024
Net interest expense on long-term debt
Net interest expense on long-term debt	$60.7	$69.8
Accretion on streaming arrangements (note 20)
Additions	20.5	24.0
Variable consideration adjustments - prior periods	(0.6)	0.2
	19.9	24.2
Change in fair value of financial instruments
Gold prepayment liability	-	10.7
Unrealized loss on non-quotational pricing hedges	-	0.2
Realized loss on non-quotational pricing hedges	2.3	8.9
Investments at fair value through profit or loss (note 11)	(55.2)	(3.2)
	(52.9)	16.6
Other net finance (income) expense
Net foreign exchange (gain) loss	(18.6)	21.0
Accretion on community agreements measured at amortized cost	6.4	4.7
Accretion on environmental provisions	11.1	10.5
Accretion on Wheaton refund liability	0.6	0.6
Accretion on deferred and contingent liability (note 17)	1.4	-
Withholding taxes	-	2.2
Loss on disposal of investments	-	0.1
Interest on equipment financing and leases	9.0	6.7
Interest income	(22.3)	(15.7)
Other finance expense	4.1	8.0
	(8.3)	38.1
Net finance expense	$19.4	$148.7

Other finance expense relates primarily to standby fees on Hudbay's revolving credit facilities.

Commencing in the first quarter of 2024, Hudbay has entered into copper forward sales, copper costless collars and gold costless collars which are non-quotational pricing ("non-QP") contracts (note 29b). Subsequent movements in the fair value of non-QP contracts are recognized in change in fair value of financial instruments in the consolidated statements of income. As of December 31, 2025, there are no non-QP hedges outstanding.

During the third quarter of 2024, the Company completed the final delivery and settled the obligation for the gold prepayment liability.